Note 7 - Prepayments and Other (Detail) - Prepayments and Other (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Prepaid expenses	$ 77	$ 334
Other receivables	1,012	1,217
Total	$ 1,089	$ 1,551